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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     September 30, 2012
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Focused Investors LLC
           -------------------------------------------------
Address:   9777 Wilshire Boulevard, Suite 910
           -------------------------------------------------
           Beverly Hills, California 90212
           -------------------------------------------------

Form 13F File Number:  28 -  12707
                       --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Kromm
             ---------------------------------------------------
Title:         Chief Operating Officer/Chief Compliance Officer
             ---------------------------------------------------
Phone:         (310) 734-1213
             ---------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Michael Kromm        Beverly Hills, California      10/29/12
----------------------  -----------------------------  ----------
      [Signature]               [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          ---------------------

Form 13F Information Table Entry Total:     23
                                          ---------------------

Form 13F Information Table Value Total:     $ 1,765,861
                                          ---------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    55702   602700 SH       Sole                   602700
American Express Co.           COM              025816109   102308  1799300 SH       Sole                  1799300
Becton, Dickinson & Company    COM              075887109    45863   583800 SH       Sole                   583800
CVS Caremark Corp.             COM              126650100    73008  1507800 SH       Sole                  1507800
Diageo PLC                     COM              25243Q205    80455   713700 SH       Sole                   713700
Goldman Sachs Group Inc.       COM              38141G104    57113   502400 SH       Sole                   502400
International Business Machine COM              459200101    93664   451500 SH       Sole                   451500
Johnson & Johnson              COM              478160104    83650  1213900 SH       Sole                  1213900
JPMorgan Chase & Co.           COM              46625H100    63416  1566600 SH       Sole                  1566600
McDonald's Corp.               COM              580135101   126321  1376800 SH       Sole                  1376800
Microsoft Corp.                COM              594918104    95789  3218700 SH       Sole                  3218700
Morgan Stanley                 COM              617446448    34237  2045200 SH       Sole                  2045200
NIKE, Inc.                     COM              654106103    67870   715100 SH       Sole                   715100
PepsiCo, Inc.                  COM              713448108   121639  1718800 SH       Sole                  1718800
Pfizer Inc.                    COM              717081103    54891  2208900 SH       Sole                  2208900
Target Corp.                   COM              87612E106    75269  1185900 SH       Sole                  1185900
The Coca-Cola Co.              COM              191216100    98053  2585100 SH       Sole                  2585100
The Procter & Gamble Co.       COM              742718109    56868   819900 SH       Sole                   819900
UnitedHealth Group Inc.        COM              91324P102    53083   958000 SH       Sole                   958000
Wal-Mart Stores, Inc.          COM              931142103   157851  2138900 SH       Sole                  2138900
WellPoint, Inc.                COM              94973V107    57975   999400 SH       Sole                   999400
Wells Fargo & Company          COM              949746101    70217  2033500 SH       Sole                  2033500
Zimmer Holdings, Inc.          COM              98956P102    40619   600700 SH       Sole                   600700